Initial Public Offering (FY) (Details) - Initial Public Offering [Member] - $ / shares	Nov. 27, 2018	Nov. 20, 2018	Sep. 30, 2020	Dec. 31, 2019
Public Offering [Abstract]
Sale of units (in shares)	22,052,077	20,000,000
Unit price (in dollars per share)	$ 10.00	$ 10.00
Class A Common Stock [Member]
Public Offering [Abstract]
Number of shares called by each unit (in shares)			1	1
Number of shares called by each warrant (in shares)			1	1
Public Warrants [Member]
Public Offering [Abstract]
Number of shares called by each unit (in shares)			1	1
Exercise price (in dollars per share)			$ 11.50	$ 11.50